MERGER TRANSACTION - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Consideration paid and transferred
Cash paid - net of cash received of $16,568	$ 292,683
Common stock issued to CPLP	236,848
Transaction costs	20,738
Total consideration paid and transferred	550,269
Net assets acquired
Due from charterers	4,514
Inventories	6,969
Prepaid expenses and other current assets	1,152
Vessels	537,988
Time charter contracts acquired - assets	7,300
Other noncurrent assets	2,191
Accounts payable and accrued expenses	(7,478)
Deferred charter hire revenue	(2,367)
Net assets acquired	$ 550,269